Asset retirement obligations - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset retirement obligations
Balance at January 1	$ 1,087,757	$ 1,000,554
Additional obligations recognized	60,012	5,184
Dispositions	(151,566)
Changes in estimated abandonment timing and costs	1,159	207,919
Obligations settled	(56,966)	(37,514)
Accretion	78,187	58,170
Changes in rates	133,575	(145,555)
Foreign exchange	6,905	(1,001)
Balance at December 31	$ 1,159,063	$ 1,087,757